Expense Example - FidelityGovernmentCashReserves-RetailPRO - FidelityGovernmentCashReserves-RetailPRO - Fidelity Government Cash Reserves - Fidelity Government Cash Reserves	Jan. 28, 2023 USD ($)
Expense Example:
1 year	$ 35
3 years	109
5 years	191
10 years	$ 431